Derivatives and Hedging Activities (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivatives and Hedging Activities (Textuals) [Abstract]
Net reduction in interest expense on long term debt and other	$ 491	$ 503	$ 522
Net pretax losses on derivatives reclassified from AOCI into earnings	0
Shares held in equity investment	415.9	605.4
Derivative [Line Items]
Equity investment	296	360
ICBC [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Derivative [Line Items]
Equity investment	295	359
Fair Value Hedges [Member]
Derivative [Line Items]
Notional amount of long-term debt	18,400	17,100
Cash Flow Hedges [Member]
Derivative [Line Items]
Notional amount of long-term debt	0	305
Net Investment Hedges [Member]
Derivative [Line Items]
Effective portion of gain (loss) on hedges	(288)	(26)	32
Credit Valuation Adjustment [Member]
Derivative [Line Items]
Notional amount of long-term debt	$ 0	$ 0